Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents		$ 20,065	$ 24,025
Short term deposit		859
Restricted cash		185
Trade accounts receivable		21,449	408
Other receivables and prepaid expenses		1,928	415
Inventory		1,791	1,227
Loans to associates		546	1,265
Loans to others		1,011
Related party prepaid expenses			999
Related parties		298
Financial assets at fair value through profit or loss		4,126	3,315
Total current assets		52,258	31,654
NON-CURRENT ASSETS:
Property and equipment, net		408	77
Right-of-use assets, net		591
Investments accounted for using the equity method		11,892	17,240
Intangible assets, net		30,862	8,321
Deferred offering costs			836
Deferred tax asset		397
Financial assets at fair value through profit or loss		1,243	1,602
Total non-current Assets		45,393	28,076
TOTAL ASSETS		97,651	59,730
Trade accounts payable		20,421	702
Short term loans		5,111	816
Short term related party loan			111
Current portion of long-term loans		1,500
Current portion of long-term related party payable			506
Lease liabilities		131
Warrants at fair value		396	692
Contract liability		49	108
Liability to event producers		1,654	1,556
Derivative liabilities		4,159
Related parties		1,055	616
Accrued expenses and other current liabilities		3,151	1,532
Total current liabilites		37,627	6,639
Lease liabilities		512
Long-term loans		2,881
Loans from related parties			689
Long-term related party payable			711
Deferred tax liability		1,817	236
Accrued severance pay, net		125	22
Total non-current liabilities		5,335	1,658
TOTAL LIABILITIES		42,962	8,297
Share capital – ordinary shares with no par value: authorized – December 31,2022 – 200,000,000 and December 31, 2021 – 50,000,000 shares; issued and outstanding – December 31, 2022 – 24,661,470 shares December 31, 2021 – 23,850,128 shares	[1]
Share premium		111,322	110,562
Other capital reserves		13,208	12,619
Warrants		197	197
Accumulated deficit		(85,586)	(74,188)
Equity attributable to owners of Medigus Ltd.		39,141	49,190
Non-controlling interests		15,548	2,243
Total Equity		54,689	51,433
TOTAL LIABILITIES AND EQUITY		$ 97,651	$ 59,730

[1]	Share and per share data in these financial statements have been retrospectively adjusted, for all periods presented, to reflect a number of shares that is equivalent to the number of shares of the Company post the Reverse Split (see note 14a(7)).